Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (449,295)	$ (2,658,887)		$ (4,157,737)		$ (4,340,975)	$ (11,525,102)
Amortization and depreciation				255,046		1,125,254	1,207,510
Share-based compensation						1,265,189	1,646,999
Loss on investments in marketable securities, net						9,266	134,134
Unrealized gain from fair value change of the long-term investments, net						(6,431,088)	(6,108,872)
Impairment loss of long-term investment				1,000,000		77,200	520,821
Gain on disposal of fixed assets				(58,621)		110,852	205,189
Impairment loss on long-lived assets				1,699,481		750,381
Allowance for credit loss of due from a related party						521,007
Write-off of prepayment and other receivables				45,677		62,369
Write-off of accounts receivable				6,280
Write-down of inventories						13,206
Gain on disposal of subsidiaries		4,271		(703)
Amortization of right-of-use assets				50,520		252,345	349,031
Interest income							(235,560)
Interest expense and accretion of convertible debts				180,000		45,266	87,537
Accretion of finance lease obligation							1,435
Reversal of deferred cash bonus						(1,646,228)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation				255,046		1,125,254	1,207,510
Share-based compensation						1,265,189	1,646,999
Loss on investments in marketable securities, net						9,266	134,134
Unrealized gain from fair value change of the long-term investments, net						(6,431,088)	(6,108,872)
Impairment loss of long-term investment				1,000,000		77,200	520,821
Gain on disposal of fixed assets				(58,621)		110,852	205,189
Impairment loss on long-lived assets				1,699,481		750,381
Allowance for credit loss of due from a related party						521,007
Write-off of prepayment and other receivables				45,677		62,369
Write-off of accounts receivable				6,280
Write-down of inventories						13,206
Gain on disposal of subsidiaries		4,271		(703)
Amortization of right-of-use assets				50,520		252,345	349,031
Interest income							(235,560)
Interest expense and accretion of convertible debts				180,000		45,266	87,537
Accretion of finance lease obligation							1,435
Reversal of deferred cash bonus						(1,646,228)
Changes in operating assets and liabilities
Accounts receivable				41,349		126,717	(95,704)
Inventories						14,516	8,053
Other receivables and prepayments				291,078		227,457	(29,856)
Long-term deposits						29,106	19,328
Amounts due from related parties				961		63,050	(46,349)
Amounts due to related parties				464		(8,524)	(6,805)
Accounts payable and accrued expenses				(422,705)		398,635	1,918,751
Operating lease liabilities				(120,824)		(389,365)	(369,505)
Net cash used in operating activities	(816,544)	(1,280,887)		(1,189,734)		(7,724,364)	(12,318,965)
Cash flows from investing activities
Purchases of property and equipment						(3,015)	(186,916)
Proceeds from disposal of property and equipment				58,621		15,385
Disposal of subsidiaries, net of cash disposed
Proceeds from sales of investment securities						93,215
Loan to a related party						(92,459)	(330,341)
Repayment of loan and interest from a related party						611,641	2,962,153
Net cash provided by investing activities		58,621		58,621		624,767	2,444,896
Cash flows from financing activities
Loan from related parties						2,500,000	500,000
Proceeds from issuance of subsidiaries shares							5,360
Proceeds from issuance of Class A Ordinary Shares and warrants						1,575,562
Exercise of share options						16,506	169,460
Loan from a bank							3,000,000
Repayment of bank loan						(3,000,000)
Proceeds from issuance of convertible notes						3,000,000	3,000,000
Payment of finance lease obligations							(49,358)
Proceeds from issuance of Class A Ordinary Shares, net	3,070,000
Payment of offering cost	(370,800)
Net cash provided by financing activities	2,699,200					4,092,068	6,625,462
Net decrease in cash and restricted cash	1,882,656	(1,222,266)		(1,131,113)		(3,007,529)	(3,248,607)
Cash and restricted cash – Beginning of period	874,238	2,005,351		2,005,351		5,012,880	8,261,487
Cash and restricted cash – End of period	2,756,894	783,085		874,238		2,005,351	5,012,880
Supplemental disclosures of cash flow information
Interest paid						94,108	64,744
Income taxes paid
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities						338,525	549,596
Convertible notes converted to Class A Ordinary Shares						6,000,000
Settlement of deferred cash bonus by issuance of share options or shares		$ 451,660		451,660		3,078,196
Reconciliation of cash and restricted cash
Cash and cash equivalents				874,238		2,005,351	1,882,545
Restricted cash							3,130,335
Total cash and restricted cash shown on the unaudited condensed consolidated statements of cash flows				$ 874,238		$ 2,005,351	$ 5,012,880
DiamiR Biosciences Corp
Cash flows from operating activities
Net loss			$ (743,235)		$ (614,405)
Depreciation expense			20,828		20,052
Amortization and depreciation			20,828		20,052
Deferred offering costs expensed			150,526
Share-based compensation			24,312		194,846
Noncash lease expense			(1,830)		(8,450)
Amortization of note discount			43,538		25,367
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense			20,828		20,052
Amortization and depreciation			20,828		20,052
Deferred offering costs expensed			150,526
Share-based compensation			24,312		194,846
Noncash lease expense			(1,830)		(8,450)
Amortization of note discount			43,538		25,367
Changes in operating assets and liabilities
Accounts receivable			89,281		(89,281)
Prepaid expenses			(77,036)		(89,334)
Accounts payable and accrued expenses			83,210		108,997
Accrued interest			34,634		23,232
Deferred revenue			43,982
Income taxes payable			16,483		112,947
Operating lease liabilities			1,867		7,115
Net cash used in operating activities			(313,440)		(308,914)
Cash flows from investing activities
Purchases of property and equipment					(1,278)
Net cash provided by investing activities					(1,278)
Cash flows from financing activities
Proceeds from notes payable to founder			300,000		200,000
Net cash provided by financing activities			300,000		200,000
Net decrease in cash and restricted cash			(13,440)		(110,192)
Cash and restricted cash – Beginning of period			70,276		180,468
Cash and restricted cash – End of period			56,836		70,276
Non-cash investing and financing activities:
Discounts on note payable to founder			34,692		35,063
Supplemental disclosures of cash flow information
Interest paid
Income taxes paid			1,456		1,456
Reconciliation of cash and restricted cash
Cash and cash equivalents